Transactions and Balances with Related Parties (Details) - Schedule of transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions [Abstract]
Revenues- Related Parties	$ 888
Severance payment to former Company CEO (2)		234